Organization and Description of Business (Details) - USD ($)				6 Months Ended
	Jul. 08, 2026	Dec. 29, 2025	Oct. 22, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 08, 2026	Dec. 31, 2025 [1]	Dec. 23, 2025	Nov. 03, 2021	Oct. 25, 2021
Organization and Description of Business [Line Items]
Accumulated deficit				$ (13,599,360)			$ (11,066,628)
Net loss after non- controlling interest allocation				(2,432,837)	$ (4,757,278)
Cash				1,181,159
Working capital				26,385,663
Loans to third parties				$ 18,794,286
Par value (in Dollars per share)			$ 0.0025
Shares converted			1
Aggregate shares (in Shares)			51
Board of Directors [Member]
Organization and Description of Business [Line Items]
Par value (in Dollars per share)			$ 0.0001
Reverse stock split			1-for-25
Baiwo Technology Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage								51.00%
Gongwuyuan [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage				95.00%
Shenzhen Pengze Future Technology Co., Ltd [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage				100.00%
Subsequent Event [Member]
Organization and Description of Business [Line Items]
Par value (in Dollars per share)	$ 0.025
Convertible Common Stock [Member]
Organization and Description of Business [Line Items]
Share issued (in Shares)			25
Share outstanding (in Shares)			25
Class A Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Par value (in Dollars per share)				$ 0.025			$ 0.025
Share issued (in Shares)				2,746,211			118,584
Share outstanding (in Shares)				2,746,211			118,584
Reverse stock split		25-for-1
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Organization and Description of Business [Line Items]
Par value (in Dollars per share)	$ 0.0025
Share issued (in Shares)	10
Share outstanding (in Shares)	10
Shares converted	1
Ruifeng International Group Limited (“Ruifeng BVI”) [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage										100.00%
Juxing Investment Group (Hong Kong) Limited (“Juxing HK”) [Member]
Organization and Description of Business [Line Items]
Equity ownership percentage						100.00%			100.00%
Aggregate consideration						$ 2,000,000

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4